Subsequent events (Details) - Senior Credit Facility - USD ($) $ in Thousands	Mar. 06, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facility size		$ 150,000
Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, undrawn commitment fees (as a percent)		0.45%
Bottom of range | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)		2.00%
Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, undrawn commitment fees (as a percent)		1.01%
Top of range | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)		4.50%
Long-term borrowings
Disclosure of non-adjusting events after reporting period [line items]
Borrowing facility size	$ 200,000
Long-term borrowings | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, undrawn commitment fees (as a percent)	0.45%
Long-term borrowings | Bottom of range | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)	2.00%
Long-term borrowings | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, undrawn commitment fees (as a percent)	0.96%
Long-term borrowings | Top of range | SOFR
Disclosure of non-adjusting events after reporting period [line items]
Adjustment to interest rate basis (as a percent)	4.25%